Disclosures on Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	₨ 204,313.4	$ 3,134.8	₨ 196,120.5
Unquoted equity investments	4,076.1	62.5
Financial liabilities measured at fair value	86,578.6	1,328.4	255,175.2
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	147,007.0	2,255.6	153,265.3
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	53,230.3	816.7	42,855.2
Financial liabilities measured at fair value	86,578.6	1,328.4	255,175.2
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	4,076.1	$ 62.5
Unquoted equity investments	4,076.1
Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	147,007.0		153,265.3
Unquoted equity investments	4,076.1
Available-for-sale financial assets [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	147,007.0		153,265.3
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	53,230.3		42,855.2
Financial liabilities measured at fair value	86,578.6		255,175.2
Derivative financial instruments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	53,230.3		42,855.2
Financial liabilities measured at fair value	₨ 86,578.6		₨ 255,175.2